Other Comprehensive Income (Loss) - Components of Other Comprehensive Income Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income Loss [Line Items]
Other Comprehensive Income (Loss), Before Tax	$ (7,339)	$ 9,804	$ 10,539
Other Comprehensive Income (Loss), Tax Effect	(1,540)	2,059	2,213
Other Comprehensive Income (Loss), Net of Tax	(5,799)	7,745	8,326
Net unrealized Gains (Losses) on Investment Securities [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive income (loss) before reclassifications, Before Tax	(8,570)	10,935	13,368
Amounts reclassified from accumulated other comprehensive income (loss), Before Tax	(1)	(94)	(32)
Other Comprehensive Income (Loss), Before Tax	(8,571)	10,841	13,336
Other comprehensive income (loss) before reclassifications, Tax Effect	(1,799)	2,297	2,807
Amounts reclassified from accumulated other comprehensive income (loss), Tax Effect	0	(20)	(7)
Other Comprehensive Income (Loss), Tax Effect	(1,799)	2,277	2,800
Other comprehensive income (loss) before reclassifications, Net of Tax	(6,771)	8,638	10,561
Amounts reclassified from accumulated other comprehensive income (loss), Net of Tax	(1)	(74)	(25)
Other Comprehensive Income (Loss), Net of Tax	(6,772)	8,564	10,536
Defined Benefit Plans [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive income (loss) before reclassifications, Before Tax	992	(1,326)	(2,953)
Amounts reclassified from accumulated other comprehensive income (loss), Before Tax	240	289	156
Other Comprehensive Income (Loss), Before Tax	1,232	(1,037)	(2,797)
Other comprehensive income (loss) before reclassifications, Tax Effect	209	(279)	(620)
Amounts reclassified from accumulated other comprehensive income (loss), Tax Effect	50	61	33
Other Comprehensive Income (Loss), Tax Effect	259	(218)	(587)
Other comprehensive income (loss) before reclassifications, Net of Tax	783	(1,047)	(2,333)
Amounts reclassified from accumulated other comprehensive income (loss), Net of Tax	190	228	123
Other Comprehensive Income (Loss), Net of Tax	$ 973	$ (819)	$ (2,210)